Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Allegro MicroSystems, Inc., together with its consolidated subsidiaries (“AMI” or the “Company”), is a global leader in designing, developing and manufacturing sensing and power solutions for motion control and energy-efficient systems in automotive and industrial markets. The Company was incorporated under the laws of Delaware on March 30, 2013 under the name of Sanken North America, Inc. (“SKNA”) as a wholly owned subsidiary of Sanken Electric Co., Ltd. (“Sanken”). In October 2017, Sanken sold 28.8% of the common stock of SKNA to One Equity Partners (“OEP”). In April 2018, SKNA filed a certificate of amendment in the state of Delaware to change its name to Allegro MicroSystems, Inc. The Company is headquartered in Manchester, New Hampshire and has a global footprint with 16 locations across four continents.

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements include the Company’s accounts and those of its subsidiaries. All intercompany balances have been eliminated in consolidation. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s final prospectus filed with the SEC on October 30, 2020 pursuant to Rule 424(b)(4) (the “Prospectus”). In the opinion of the Company’s management, the financial information for the interim periods presented reflects all adjustments necessary for a fair presentation of the Company’s financial position, results of operations and cash. The results reported in these unaudited condensed consolidated financial statements are not necessarily indicative of results that may be expected for the entire year.

On November 2, 2020, the Company completed its initial public offering (“IPO”) of 28,750,000 shares of its common stock at an offering price of $14.00 per share, of which 25,000,000 shares were sold by the Company and 3,750,000 shares were sold by selling stockholders, resulting in net proceeds to the Company of approximately, $321,425 after deducting $20,125 of underwriting discounts and $8,450 of offering costs. The Company’s common stock is now listed on the Nasdaq Global Select Market under the ticker symbol “ALGM.”

On March 28, 2020, the Company entered into an agreement to divest a majority of its ownership interest in Polar Semiconductor, Inc. (“PSL”) to Sanken, in order to better align with its fabless, asset-lite scalable manufacturing strategy (the “PSL Divestiture”). In order to affect this in-kind, noncash transaction, Sanken contributed the forgiveness of the fair value of the entire related party notes payable of $42,700 owed by PSL to Sanken and the Company contributed the forgiveness of the fair value of $15,000 out of the $66,377 total debt owed by PSL to the Company, which was previously eliminated in consolidation. The entire net receivable balance of $51,377 plus accrued interest of $762 was repaid on October 14, 2020. Following the divestiture, Sanken held a 70% majority share in PSL with the Company retaining a 30% minority shareholder interest. The investment was recorded for the 30%, totaling $25,250 at the divestiture date. Beginning with reporting periods on and after March 28, 2020, the investment is included on the Company’s balance sheet as an equity investment in a related party, including $949 and $1,407 of income earned during the three- and nine-month periods ended December 25, 2020.

In addition, the difference between the fair value contributed by both parties at the consummation of this transaction and the book value was treated as an adjustment of capitalization changes related to organizational structure of affiliates and direct and indirect interests in subsidiaries within additional paid-in capital of $19,165 at December 25, 2020. This amount includes an estimated tax effect of $1,552 for the nine-month period ended December 25, 2020.

On March 28, 2020, in connection with the divestiture described above, the Company also formally terminated its distribution agreement with Sanken to distribute Sanken’s products and entered into a transitional services agreement with PSL, which contracted with Sanken as its new channel for fulfillment of Sanken product sales in North America and Europe. Sanken will continue to provide distribution support for the Company’s products in Japan. See Note 20, “Related party transactions,” for further discussion.

In accordance with the PSL Divestiture noted above, the following noncash assets and liabilities and related equity impacts attributable to the unaudited statement of cash flows are summarized below:

March 28, 2020
Cash and cash equivalents	$(15,332)
Restricted cash	(1,013)
Trade accounts receivable, net of allowances	37
Accounts receivable - other	(308)
Inventories	(32,250)
Prepaid expenses and other current assets	(376)
Property, plant and equipment, net	(115,341)
Related party note receivable	51,377
Equity investment in related party	25,462
Other assets, net	5,609
Trade accounts payable	4,176
Accrued expenses and other current liabilities	7,150
Current portion of related party debt	25,000
Bank lines-of-credit	10,000
Related party notes payable, less current portion	17,700
Other long-term liabilities	(1,247)
Additional paid-in capital	19,165

Impact of the COVID-19 Pandemic

On March 11, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The pandemic has resulted in governments around the world implementing increasingly stringent measures to help control the spread of the virus, including quarantines, “shelter in place” and “stay at home” orders, travel restrictions, business curtailments, school closures and other measures. In addition, governments and central banks in several parts of the world have enacted fiscal and monetary stimulus measures to counteract the impacts of the COVID-19 pandemic.

The Company continues to monitor the rapidly evolving conditions and circumstances as well as guidance from international and domestic authorities, including public health authorities, and the Company may need to take additional actions based on their recommendations. There is considerable uncertainty regarding the impact on the Company’s business stemming from current measures and potential future measures that could restrict access to the Company’s facilities, limit manufacturing and support operations and place restrictions on the Company’s workforce and suppliers. The measures implemented by various authorities related to the COVID-19 pandemic have caused the Company to change its business practices, including those related to where employees work, the distance between employees in the Company’s facilities, limitations on the in-person meetings between employees and with customers, suppliers, service providers, and stakeholders, as well as restrictions on business travel to domestic and international locations or to attend trade shows, investor conferences and other events.

The full extent to which the ongoing COVID-19 pandemic adversely affects the Company’s financial performance will depend on future developments, many of which are outside of the Company’s control, are highly uncertain and cannot be predicted, including, but not limited to, the duration and spread of the pandemic, its severity, the effectiveness of actions to contain the virus or treat its impact and how quickly and to what extent normal economic and operating conditions can resume. The COVID-19 pandemic could also result in additional governmental restrictions and regulations, which could adversely affect the Company’s business and financial results. In addition, a recession, depression or other sustained adverse market impact resulting from COVID-19 could materially and adversely affect the Company’s business and its access to needed capital and liquidity. Even after the COVID-19 pandemic has lessened or subsided, the Company may continue to experience adverse impacts on its business and financial performance as a result of its global economic impact.

To the extent that the COVID-19 pandemic adversely affects the Company’s business, results of operations, financial condition or liquidity, it also may heighten many of the other risks. For example, if the business impacts of COVID-19 are prolonged, this could cause the Company to recognize impairments for goodwill and certain long-lived assets including amortizable intangible assets.

The Company has taken actions to mitigate its financial risk given the uncertainty in global markets caused by the COVID-19 pandemic. During the fourth quarter of fiscal year 2020, the Company borrowed $43,000 under its revolving credit facilities. The borrowing was made as part of the Company’s ongoing efforts to preserve financial flexibility in light of the current uncertainty in the global markets and related effects on the Company’s business resulting from the COVID-19 pandemic. In connection with entering into a new revolving credit facility on September 30, 2020, the Company used cash on hand to repay all amounts outstanding under the line of credit and terminated all commitments thereunder.

On March 27, 2020, the President of the United States signed into law the Coronavirus Aid, Relief and Economic Security Act (“the CARES Act”). The CARES Act contains numerous tax provisions including a correction to the applicable depreciation rates available in the original Tax Cuts and Jobs Act (“TCJA”) for Qualified Improvement Property (“QIP”), temporarily establishes a five year carryback period for current net operating losses (“NOL”), and contains a provision for deferred payment of 2020 employer payroll taxes. The Company currently estimates cash tax benefits of the NOL and QIP changes to be $8,963 and $1,680, respectively. Additionally, the Company plans to defer payment of $2,766 of payroll taxes, with $1,383 to be paid back in the third quarter of fiscal year 2022 and the remainder in the third quarter of fiscal year 2023. Additional income tax provisions of the Act are currently being evaluated and not expected to have material impacts.

Financial Periods

The Company’s third quarter three-month period is a 13-week period ending on the last Friday in December. The Company’s 2021 fiscal three- and nine-month periods ended December 25, 2020, and the Company’s 2020 three- and nine-month periods ended December 27, 2019.

1. Nature of the Business and Basis of Presentation

Allegro MicroSystems, Inc., together with its consolidated subsidiaries (“AMI” or the “Company”), is a global leader in designing, developing and manufacturing sensing and power solutions for motion control and energy-efficient systems in automotive and industrial markets. The Company was incorporated under the laws of Delaware on March 30, 2013 under the name of Sanken North America, Inc. (“SKNA”) as a wholly owned subsidiary of Sanken Electric Co., Ltd. (“Sanken”). In October 2017, Sanken sold 28.8% of the common stock of SKNA to One Equity Partners (“OEP”). In April 2018, SKNA filed a certificate of amendment in the state of Delaware to change its name to Allegro MicroSystems, Inc. The Company is headquartered in Manchester, New Hampshire and has a global footprint with 16 locations across four continents.

The Company is subject to a number of risks similar to other companies of a similar size in the semiconductor technology industry, including, but not limited to, timely implementation of new manufacturing technologies, the ability to safeguard patents and intellectual property in a rapidly evolving market and reliance on assembly subcontractors, related party wafer fabrications and independent distributors. In addition the semiconductor market has historically been cyclical and subject to significant economic downturns at various times. The Company is exposed to the risk of obsolescence of its inventories depending on the mix of future business. As a result, the Company may experience significant period-to-period fluctuations in future operating results due to factors mentioned above or other factors.

Impact of the COVID-19 Coronavirus

On March 11, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The pandemic has resulted in governments around the world implementing increasingly stringent measures to help control the spread of the virus, including quarantines, “shelter in place” and “stay at home” orders, travel restrictions, business curtailments, school closures and other measures. In addition, governments and central banks in several parts of the world have enacted fiscal and monetary stimulus measures to counteract the impacts of the COVID-19 pandemic.

The Company continues to monitor the rapidly evolving conditions and circumstances as well as guidance from international and domestic authorities, including public health authorities, and the Company may need to take additional actions based on their recommendations. There is considerable uncertainty regarding the impact on the Company’s business stemming from current measures and potential future measures that could restrict access to the Company’s facilities, limit manufacturing and support operations and place restrictions on the Company’s workforce and suppliers. The measures implemented by various authorities related to the COVID-19 outbreak have caused the Company to change its business practices including those related to where employees work, the distance between employees in the Company’s facilities, limitations on the in person meetings between employees and with customers, suppliers, service providers, and stakeholders as well as restrictions on business travel to domestic and international locations or to attend trade shows, investor conferences and other events.

The full extent to which the ongoing COVID-19 pandemic adversely affects the Company’s financial performance will depend on future developments, many of which are outside of the Company’s control, are highly uncertain and cannot be predicted, including, but not limited to, the duration and spread of the pandemic, its severity, the effectiveness of actions to contain the virus or treat its impact and how quickly and to what extent normal economic and operating conditions can resume. The COVID-19 pandemic could also result in additional governmental restrictions and regulations, which could adversely affect the Company’s business and financial results. In addition, a recession, depression or other sustained adverse market impact resulting from COVID-19 could materially and adversely affect the Company’s business and its access to needed capital and liquidity. Even after the COVID-19 pandemic has lessened or subsided, the Company may continue to experience adverse impacts on its business and financial performance as a result of its global economic impact.

To the extent that the COVID-19 pandemic adversely affects the Company’s business, results of operations, financial condition or liquidity, it also may heighten many of the other risks. Such risks include, if the business impacts of COVID-19 carry on for an extended period, could cause the Company to recognize impairments for goodwill and certain long-lived assets including amortizable intangible assets.

The Company has taken actions to mitigate its financial risk given the uncertainty in global markets caused by the COVID-19 pandemic. During the fourth quarter of fiscal year 2020, the Company borrowed $43,000 under its revolving credit facilities. The borrowing was made as part of the Company’s ongoing efforts to preserve financial flexibility in light of the current uncertainty in the global markets and related effects on the Company’s business resulting from the COVID-19 pandemic. While the Company does not currently expect to use the proceeds from these borrowings for any near-term liquidity needs, it may use the proceeds for working capital and other general corporate purposes.

On March 27, 2020, the President of the United States signed and enacted into law the Coronavirus Aid, Relief and Economic Security Act (“the CARES Act”). The CARES Act contains numerous tax provisions including a correction to the applicable depreciation rates available in the original Tax Cuts and Jobs Act (“TCJA”) for Qualified Improvement Property (“QIP”). The Company is currently evaluating the impact of this change and will adjust historical income tax filings if deemed beneficial. Additional income tax provisions of the Act are currently being evaluated and not expected to have a material impact. The CARES Act also contains a provision for deferred payment of 2020 employer payroll taxes after the date of enactment to future years. The Company expects to defer a portion of its remaining 2020 employer payroll taxes to subsequent years.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts and results of operations of the Company and its wholly owned subsidiaries. The Company consolidates all entities that it controls by ownership of a majority voting interest, as well as any variable-interest entities for which the Company is deemed to be the primary beneficiary. The Company’s judgment in determining whether it is the primary beneficiary of a variable-interest entity (“VIE”) includes assessing whether the Company will absorb a majority of the entity’s expected losses, receive a majority of the entity’s expected residual returns, or both.

All intercompany balances and transactions, including transactions with affiliated entities that result in intercompany profit, and balances have been eliminated in consolidation.

Fiscal Years’ Financial Periods

The Company’s fiscal year is the 52-week or 53-week period ending on the Friday closest to the last day in March. The Company’s 2019 fiscal year ended March 29, 2019 (“fiscal year 2019”) and the Company’s 2020 fiscal year ended March 27, 2020 (“fiscal year 2020”), and both fiscal years were 52-week periods.